Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019	$ 8,080
2020	6,407
2021	6,719
2022	4,082
2023	2,004
Thereafter	14,048
Total	41,340	$ 32,259
Parent Company [Member]
Debt Instrument [Line Items]
2019	1,497
2021	2,696
2022	3,793
Thereafter	8,305
Total	$ 16,291	$ 15,769